Subsequent Events - Additional Information (Detail)	Apr. 24, 2024 USD ($) $ / shares	Jan. 02, 2024 USD ($)	May 07, 2024 USD ($)	Apr. 11, 2024 USD ($) $ / shares shares	Apr. 09, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Jan. 03, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Nov. 05, 2021 USD ($)
Subsequent Event [Line Items]
Deferred Underwriting Fee Waived							$ 26,250,000
Assets Held-in-trust, Noncurrent					$ 184,400,000	$ 804,228,813		$ 794,750,266	$ 759,712,942
Temporary Equity, Aggregate Amount of Redemption Requirement					$ 620,800,000
Temporary Equity, Redemption Price Per Share | $ / shares					$ 10.74	$ 10.72		$ 10.6	$ 10.09
Temporary Equity, Shares Authorized | shares					57,824,777
Promissory Note Issued To The Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument face value										$ 300,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deferred Underwriting Fee Payable							26,250,000
Deferred Underwriting Fee Waived							$ 26,250,000
Aggregate Transaction Proceeds to Consummate Business Combination				$ 350,000,000
Common stock value subscribed				225,000,000
Assets Held-in-trust, Noncurrent					$ 184,400,000
Temporary Equity, Aggregate Amount of Redemption Requirement					$ 620,800,000
Temporary Equity, Redemption Price Per Share | $ / shares					$ 10.74
Temporary Equity, Shares Authorized | shares					57,824,777
Subsequent Event [Member] | Promissory Note Issued To The Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument face value			$ 2,000,000
Subsequent Event [Member] | Accredited Investors [Member]
Subsequent Event [Line Items]
Common stock value subscribed				$ 175,000,000
Subsequent Event [Member] | Additional Subscription Agreement [Member]
Subsequent Event [Line Items]
Sale of stock issue price per share | $ / shares				$ 10.165
Common stock shares subscribed but not issued | shares				4,918,839
Common stock value subscribed				$ 50,000,000
Subsequent Event [Member] | Commitment Share [Member] | Share Purchase And Non Redemption Agreement [Member]
Subsequent Event [Line Items]
Sale of stock issue price per share | $ / shares	$ 0.0001
Stock split ratio	0.0526
Aggregate open market value of shares issued by the investors	$ 20,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Aggregate Transaction Proceeds to Consummate Business Combination				409,500,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Aggregate Transaction Proceeds to Consummate Business Combination				$ 350,000,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of Redeemable Non-Controlling Interest Ownership Percentage		25.00%
Noncontrolling Interest, Increase from Business Combination		$ 194,000,000
Percentage of Right to Acquire Non-Cotrolling Interest		24.00%